Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	7	4	56
Proceeds from transfer of assets	5,335	5,574	6,156
Cash received on interests that continue to be held	102	70	57
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	13	(8)	3
Proceeds from transfer of assets	22,728	24,523	15,143
Purchases of previously transferred financial assets or their underlying collateral	(4)	(10)	(25)
Servicing fees	2	4	3
Cash received on interests that continue to be held	444	486	554
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	29	15	83
Proceeds from transfer of assets	1,819	915	591
Purchases of previously transferred financial assets or their underlying collateral	0	(213)	(621)
Cash received on interests that continue to be held	17	633	1,350
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	7	4	56
Proceeds from transfer of assets	5,335	5,574	6,156
Cash received on interests that continue to be held	102	70	57
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	13	(8)	3
Proceeds from transfer of assets	22,728	24,523	15,143
Purchases of previously transferred financial assets or their underlying collateral	(4)	(10)	(25)
Servicing fees	2	4	3
Cash received on interests that continue to be held	444	486	554
Bank | Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	29	15	83
Proceeds from transfer of assets	1,819	915	591
Purchases of previously transferred financial assets or their underlying collateral	0	(213)	(621)
Cash received on interests that continue to be held	17	633	1,350